Commitments and contingencies (Details) $ in Millions	Dec. 31, 2024 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 10,798
Uncalled capital commitments for investments in funds	63
Commitments related to acquisitions of businesses and interests in intellectual property	1,900
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	135
Commitments related to acquisitions of businesses and interests in intellectual property	1,000
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	402
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	739
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	746
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	653
Later than five years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 8,123